Operating expenses (Schedule of detailed information about components of general and administrative expenses) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 185,366	$ 155,504	$ 154,007
General and administrative [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	59,938	86,186	49,702
Rent and occupancy [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	50,907	15,536	37,153
Office insurance [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	1,696	753	2,024
Investor relations, listing and filing fees [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	64,769	53,029	49,537
Telephone [Member]
Disclosure Of Operating Expenses [Line Items]
General and administrative expense	$ 8,056	$ 0	$ 15,591